Warrant liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Schedule of warrants are remeasured utilizing key assumptions

	As of December 31,
	2020
Risk-free rate of return (%)	3.34%
Volatility	46.85%
Expected dividend yield	0.0%
Expected term	3.6	years
Fair value of the underlying ordinary shares	RMB31.34

Schedule of movement of ECARX warrants

			Change in fair	Foreign
	January 1,		value included	exchange		June 30,
	2023	Addition	in losses	translation	Settlement	2023
	RMB	RMB	RMB	RMB	RMB	RMB
Liabilities
ECARX Public Warrants	10,346	—	(3,183)	451	—	7,614
ECARX Private Warrants	6,198	—	(1,598)	279	—	4,879
Total	16,544	—	(4,781)	730	—	12,493

			Change in fair
	January 1,		value included	Foreign exchange		December
	2022	Addition	in losses	translation	Settlement	31, 2022
	RMB	RMB	RMB	RMB	RMB	RMB
Liabilities
ECARX Public Warrants	—	8,277	1,991	78	—	10,346
ECARX Private Warrants	—	4,895	1,254	49	—	6,198
Total	—	13,172	3,245	127	—	16,544

ECARX Private Warrants
Class of Warrant or Right [Line Items]
Schedule of warrants are remeasured utilizing key assumptions

	As of December 31,	As of June 30,
	2022	2023
Risk-free rate of return (%)	3.99%	4.22%
Volatility	6.99%	11.01%
Expected dividend yield	0.0%	0.0%
Expected term	5.0 years	4.5 years
Fair value of the underlying ordinary shares	US$7.99 (equivalent to RMB55.11)	US$6.96 (equivalent to RMB50.47 )

	As of December 31,
	2022
Risk-free rate of return (%)	3.99%
Volatility	6.99%
Expected dividend yield	0.0%
Expected term	5.0	years
Fair value of the underlying ordinary shares	US$7.99 (equivalent to RMB55.11)